Taxes on Income (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Provision for doubtful debts	$ 1,658	$ 1,411
Vacation pay accruals and others	241	381
Capital loss carryforward	203	207
Net operating loss carryforwards	$ 423	363
Foreign currency derivatives		125
Marketable securities		2
Cash flow hedging derivatives	$ 9	168
Severance pay fund	36	9
Total gross deferred tax assets	2,570	2,666
Less valuation allowance	(203)	(207)
Deferred tax assets, net	2,367	2,459
Deferred tax liabilities:
Fixed assets	(2,848)	(2,405)
Intangible assets	(1,372)	(1,076)
Goodwill	(657)	(642)
Total gross deferred tax liabilities	(4,877)	(4,123)
Net deferred tax liability	$ (2,510)	$ (1,664)